FINANCIAL RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Total assets	$ 112,060	$ 41,675
Revenue	868,263	1,919,349	$ 1,007,561
Receivables from customers, net	168,913	278,030
Joint interest receivables, net	$ 21,294	18,751
Leverage target, maximum	250.00%
Commodity
Disclosure of financial liabilities [line items]
Revenue	$ 802,399	1,873,011	$ 973,107
Derivative financial instrument, objective percent hedged in next 12 months	65.00%
Derivative financial instrument, objective percent hedged in months 13 to 24	50.00%
Derivative financial instrument, objective percent hedged in months 25 to 36	30.00%
Upstream natural gas and oil properties
Disclosure of financial liabilities [line items]
Assets pledged, percent	1
Upstream natural gas and oil properties | Discount rate
Disclosure of financial liabilities [line items]
Significant unobservable input, assets	0.10
Interest rate swaps
Disclosure of financial liabilities [line items]
Total assets	$ 315
Derivative liabilities		$ 3,228